UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-10471

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Institutional Money Market Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2007 to June 30, 2007

Item 1. Reports to Stockholders.

CREDIT SUISSE
INSTITUTIONAL FUNDS

Semiannual Report

June 30, 2007

(unaudited)

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

■  PRIME PORTFOLIO

■  GOVERNMENT PORTFOLIO

The Portfolios' investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Institutional Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. The Portfolios are advised by Credit Suisse Asset Management, LLC.

The views of the Portfolios' management are as of the date of the letters and the Portfolio holdings described in this document are as of June 30, 2007; these views and Portfolio holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Portfolios' shares are not bank deposits, obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolios seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolios.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Semiannual Investment Adviser's Report

June 30, 2007 (unaudited)

July 26, 2007

Dear Shareholder:

For the Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio, the annualized current yields for the seven-day period ended June 30, 2007, were 5.31%, 5.21% and 5.06% for the Portfolio's Class A, Class B and Class C shares, respectively.1 The Portfolio's average weighted maturity as of June 30, 2007 was 43 days.

Market Review: A flat yield curve for the first six months of 2007

For the six-month period ended June 30, 2007, money market levels have held steady. On one end of the spectrum, there is continued weakness in the housing markets — home prices continue to fall and inventories continue to rise. Additionally, mortgage delinquencies continue to increase with sub-prime adjustable rate mortgages having the worst delinquency rate (15.75%). At the other end of the spectrum, however, is the continued strong business investment and tight labor markets. And, the Federal Reserve's continued concern over inflation has kept the Fed Funds rate steady at 5.25% for the past year.

As the Fed has remained on hold for the past six months, money market levels have held very steady for the most part, trading in a narrow band from 1 month out to 1 year. One month Libor (London Interbank Offered Rate), the world's most widely used benchmark for short-term interest rates, has held at 5.32%, three month Libor has held at 5.36%, and one year Libor has traded between 5.35% and 5.45%. The result has been a very flat yield curve over the past six months.

Strategic Review and Outlook: Expect the Fed to remain on hold

During these six months, the investment approach reflected our belief that the Fed was going to maintain rates at current levels. The Portfolio kept its average weighted maturity in the 35 to 45 day range. We put emphasis on adding more asset-backed and corporate floating rate notes to the portfolio as well as high quality asset-backed commercial paper. Maintaining consistent performance is the essential goal of the portfolio management team.

For the second half of 2007, we expect the Fed to remain on hold and keep the Fed Funds rate at 5.25%. In our opinion, the continued weakness in manufacturing and the housing market is countered by solid job creation. We anticipate that these factors will combine to maintain the current investment environment with a flat yield curve dominating the picture.

Going forward, we will continue to focus on consistent performance by maintaining the same investment approach we have used for the first half of the

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

year. Floating rate notes and high quality asset-backed commercial paper will be emphasized, while maintaining the portfolio in the 35 to 45 day range. As we believe rates will remain unchanged, we will keep our strategy unchanged and look for opportunities to continue to improve the Portfolio and performance.

Credit Suisse Asset Management, LLC

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Average Annual Returns as of June 30, 20071

	1 Year	5 Years	Since Inception	Inception Date
Class A	5.42%	2.79%	2.67%	11/28/01
Class B	5.31%	2.69%	2.57%	11/28/01
Class C	5.16%	2.54%	2.42%	11/28/01

7-Day Annualized Current Yields as of June 30, 20071

Class A	5.31%
Class B	5.21%
Class C	5.06%

Returns represent past performance and include reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Yield quotations more closely reflect the current earnings of the Portfolio than total return quotations. The Portfolio's yield will fluctuate. Although the Portfolio seeks to maintain a constant net asset value of $1 per share, there can be no assurance that it can do so on a continuing basis and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Returns and yields may include waivers of advisory fees and reimbursements of Portfolio expenses. Declines in interest-rate levels could cause the Portfolio's earnings to fall below the Portfolio's expenses, resulting in a negative yield. Credit Suisse has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2007.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2007

Actual Portfolio Return	Class A	Class B	Class C
Beginning Account Value 1/1/07	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/07	$1,026.50	$1,026.00	$1,025.20
Expenses Paid per $1,000*	$0.50	$1.00	$1.76
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/07	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/07	$1,024.30	$1,023.80	$1,023.06
Expenses Paid per $1,000*	$0.50	$1.00	$1.76
	Class A	Class B	Class C
Annualized Expense Ratios*	0.10%	0.20%	0.35%

*  Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Credit Quality Breakdown*

Ratings S&P
AAA	32.5%
AA	21.7%
A	0.2%
A-1	44.6%
Subtotal	99.0%
Repurchase Agreement	1.0%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Semiannual Investment Adviser's Report

June 30, 2007 (unaudited)

July 26, 2007

Dear Shareholder:

For the Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio, the annualized current yields for the seven-day period ended June 30, 2007, were 5.13%, 5.03% and 4.88% for the Portfolio's Class A, Class B and Class C shares, respectively.1 The Portfolio's average weighted maturity as of June 30, 2007 was 43 days.

Market Review: A flat yield curve for the first six months of 2007

For the six-month period ended June 30, 2007, money market levels have held steady. On one end of the spectrum, there is continued weakness in the housing markets — home prices continue to fall and inventories continue to rise. Additionally, mortgage delinquencies continue to increase with sub-prime adjustable rate mortgages having the worst delinquency rate (15.75%). At the other end of the spectrum, however, is the continued strong business investment and tight labor markets. And, the Federal Reserve's continued concern over inflation has kept the Fed Funds rate steady at 5.25% for the past year.

As the Fed has remained on hold for the past six months, money market levels have held very steady for the most part, trading in a narrow band from 1 month out to 1 year. One month Libor (London Interbank Offered Rate), the world's most widely used benchmark for short-term interest rates, has held at 5.32%, three month Libor has held at 5.36%, and one year Libor has traded between 5.35% and 5.45%. The result has been a very flat yield curve over the past six months.

Strategic Review and Outlook: Expect the Fed to remain on hold

During these six months, the investment approach reflected our belief that the Fed was going to maintain rates at current levels. The Portfolio kept its average weighted maturity in the 40 to 50 day range. We put emphasis on adding more floating rate notes to the Portfolio. Maintaining consistent performance is the essential goal of the portfolio management team.

For the second half of 2007, we expect the Fed to remain on hold and keep the Fed Funds rate at 5.25%. In our opinion, the continued weakness in manufacturing and the housing market is countered by solid job creation. We anticipate that these factors will combine to maintain the current investment environment with a flat yield curve dominating the picture.

Going forward, we will continue to focus on consistent performance by maintaining the same investment approach we have used for the first half of the year. Floating rate notes and high quality asset-backed commercial paper will be

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

emphasized, while maintaining the portfolio in the 40 to 50 day range. As we believe rates will remain unchanged, we will keep our strategy unchanged and look for opportunities to continue to improve the Portfolio and performance.

Credit Suisse Asset Management, LLC

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Portfolio's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Portfolio could be materially different from those projected, anticipated or implied. The Portfolio has no obligation to update or revise forward-looking statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Average Annual Returns as of June 30, 20071

	1 Year	5 Years	Since Inception	Inception Date
Class A	5.20%	2.69%	2.66%	1/25/02
Class B	5.10%	2.59%	2.56%	1/25/02
Class C	4.94%	2.43%	2.41%	1/25/02

7-Day Annualized Current Yields as of June 30, 20071

Class A	5.13%
Class B	5.03%
Class C	4.88%

Returns represent past performance and include reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Portfolio may be lower or higher than the figures shown. Yield quotations more closely reflect the current earnings of the Portfolio than total return quotations. The Portfolio's yield will fluctuate. Although the Portfolio seeks to maintain a constant net asset value of $1 per share, there can be no assurance that it can do so on a continuing basis and it is possible to lose money by investing in the Portfolio. An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Returns and yields may include waivers of advisory fees and reimbursements of Portfolio expenses. Declines in interest-rate levels could cause the Portfolio's earnings to fall below the Portfolio's expenses, resulting in a negative yield. Credit Suisse has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time. Returns assume reinvestment of dividends.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended June 30, 2007.

The table illustrates your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended June 30, 2007

Actual Portfolio Return	Class A	Class B	Class C
Beginning Account Value 1/1/07	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/07	$1,025.40	$1,024.90	$1,024.20
Expenses Paid per $1,000*	$1.00	$1.51	$2.26
Hypothetical 5% Portfolio Return
Beginning Account Value 1/1/07	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/07	$1,023.80	$1,023.31	$1,022.56
Expenses Paid per $1,000*	$1.00	$1.51	$2.26
	Class A	Class B	Class C
Annualized Expense Ratios*	0.20%	0.30%	0.45%

*  Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Portfolio during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Portfolio's actual expenses would have been higher.

For more information, please refer to the Portfolio's prospectus.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Semiannual Investment Adviser's Report (continued)

June 30, 2007 (unaudited)

Credit Quality Breakdown*

Ratings S&P
AAA	44.1%
Repurchase Agreement	55.9%
Total	100.0%

*  Expressed as a percentage of total investments and may vary over time.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Schedule of Investments

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMERCIAL PAPER (30.2%)
Asset Backed (30.2%)
$181,000	Altius I Funding Corp.	(A-1+, P-1)	07/27/07	5.339	$180,305,865
193,498	Altius I Funding Corp.	(A-1+, P-1)	08/10/07	5.350	192,356,362
50,000	Atlas Capital Funding Corp.##	(A-1+, P-1)	07/16/07	5.338	49,891,875
50,000	Atlas Capital Funding Corp.##	(A-1+, P-1)	08/16/07	5.300	50,000,000
115,000	Atlas Capital Funding Corp.##	(A-1+, P-1)	09/25/07	5.300	115,000,000
168,497	Buckingham CDO II LLC	(A-1+, P-1)	07/09/07	5.334	168,298,173
100,000	Buckingham CDO II LLC	(A-1+, P-1)	09/19/07	5.396	98,815,556
96,049	Buckingham CDO II LLC	(A-1+, P-1)	09/21/07	5.398	94,882,912
68,516	Buckingham CDO III LLC	(A-1+, P-1)	07/09/07	5.334	68,435,151
150,000	Buckingham CDO III LLC	(A-1+, P-1)	09/19/07	5.396	148,223,333
25,522	Buckingham CDO III LLC	(A-1+, P-1)	09/21/07	5.398	25,212,149
122,332	Buckingham CDO LLC	(A-1+, P-1)	09/19/07	5.396	120,883,045
97,421	Citius II Funding LLC	(A-1+, P-1)	07/10/07	5.319	97,292,648
73,644	Citius II Funding LLC	(A-1+, P-1)	07/26/07	5.331	73,374,995
127,874	Citius II Funding LLC	(A-1+, P-1)	07/26/07	5.374	127,398,913
48,525	Citius II Funding LLC	(A-1+, P-1)	08/03/07	5.329	48,291,029
50,000	Davis Square Funding VI Corp.	(A-1+, P-1)	07/16/07	5.330	49,889,583
150,000	Deutsche Bank AG	(A-1+, P-1)	11/21/07	5.400	150,000,000
388,000	Fenway Funding LLC	(A-1, P-1)	07/02/07	5.503	387,940,722
425,000	Fenway Funding LLC	(A-1, P-1)	07/13/07	5.380	424,240,667
469,500	KKR Atlantic Funding Trust	(A-1+, P-1)	07/30/07	5.405	467,465,239
335,184	KKR Pacific Funding Trust	(A-1+, P-1)	07/11/07	5.334	334,689,604
180,000	KKR Pacific Funding Trust	(A-1+, P-1)	07/18/07	5.358	179,546,525
500,000	KKR Pacific Funding Trust	(A-1+, P-1)	07/25/07	5.374	498,216,667
50,000	Liberty Harbour CDO, Inc.	(A-1+, P-1)	07/06/07	5.353	49,962,917
236,374	Liberty Harbour CDO, Inc.	(A-1+, P-1)	07/09/07	5.371	236,092,977
130,000	Liberty Harbour CDO, Inc.	(A-1+, P-1)	07/20/07	5.337	129,638,419
100,000	Liberty Harbour CDO, Inc.	(A-1+, P-1)	08/09/07	5.340	99,428,000
269,133	Mica Funding LLC	(A-1, P-1)	07/02/07	5.503	269,091,882
35,000	Saturn Ventures II, Inc.##	(A-1+, P-1)	08/07/07	5.380	35,000,000
1,000,000	Societe Generale	(A-1+, P-1)	07/02/07	5.438	1,000,000,000
150,000	Thornburg Mortgage Capital Resources LLC	(A-1+, P-1)	07/16/07	5.331	149,668,750
210,000	Thornburg Mortgage Capital Resources LLC	(A-1+, P-1)	07/17/07	5.342	209,504,400
100,000	Thornburg Mortgage Capital Resources LLC	(A-1+, P-1)	07/19/07	5.350	99,734,000
141,000	Thornburg Mortgage Capital Resources LLC	(A-1+, P-1)	07/24/07	5.352	140,520,757
120,000	Thornburg Mortgage Capital Resources LLC	(A-1+, P-1)	08/07/07	5.383	119,340,167
175,000	Witherspoon CDO Funding LLC##	(A-1+, P-1)	12/17/07	5.320	175,000,000
TOTAL COMMERCIAL PAPER (Cost $6,863,633,282)					6,863,633,282
CERTIFICATES OF DEPOSIT (5.7%)
Banking (5.7%)
170,000	Barclays Bank PLC	(A-1+, P-1)	01/29/08	5.375	170,000,000
50,000	BNP Paribas NY##	(A-1+, P-1)	10/03/07	5.290	49,996,246
150,000	BNP Paribas NY##	(A-1+, P-1)	10/03/07	5.290	149,988,448
146,780	Deutsche Bank AG	(A-1+, P-1)	07/02/07	5.313	146,780,000
500,000	Natixis	(A-1+, P-1)	07/02/07	5.438	500,000,000

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CERTIFICATES OF DEPOSIT
Banking
$100,000	Natixis	(A-1+, P-1)	05/22/08	5.380	$100,000,000
75,000	Toronto Dominion Bank	(A-1, P-1)	08/03/07	5.505	75,003,379
100,000	Unicredito Italiano New York	(A-1, P-1)	10/29/07	5.395	99,992,087
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,291,760,160)					1,291,760,160
CORPORATE OBLIGATIONS (61.1%)
Asset Backed (1.0%)
14,571	Americredit Automobile Receivables Trust, Series 2007-AX, Class A1##	(A-1, P-1)	02/06/08	5.315	14,571,413
48,189	Americredit Automobile Receivables Trust, Series 2007-BF, Class A1##	(A-1+, P-1)	05/06/08	5.320	48,188,980
45,000	Cheyne High Grade CDO, Ltd., Series 2004-1A, Class AM2##	(A-1+, P-1)	11/13/07	5.367	45,000,000
61,500	Newcastle CDO, Ltd., Series 2005-6A, Class IM2##	(AAA, Aaa)	01/24/08	5.320	61,493,108
70,513	TIAA Real Estate CDO, Ltd., Series 2003-1A, Class A1MM##	(AAA, Aaa)	07/28/07	5.350	70,513,259
					239,766,760
Banking (13.0%)
25,000	Bayerische Landesbank Girozentrale, Notes##	(AAA, Aaa)	07/24/08	5.380	25,008,404
175,000	Caja de Ahorros y Monte de Piedad de Madrid SA, Senior Unsecured Notes##	(AA-, Aa1)	05/12/08	5.360	175,001,310
250,000	Caja De Ahorros y Pensiones de Barcelona SA, Rule 144A, Unsubordinated Notes‡##	(AA-, Aa1)	07/23/08	5.360	250,000,000
50,000	Credit Agricole SA, Rule 144A, Notes‡##	(AA-, Aa1)	05/23/08	5.325	50,000,000
445,000	Credit Agricole SA, Rule 144A, Notes‡##	(AA-, Aa1)	07/21/08	5.330	445,000,000
185,000	Dekabank Deutsche Girozentrale, Yankee Notes##	(AA, Aaa)	05/19/08	5.400	185,032,482
300,000	Fortis Bank NY, Rule 144A, Notes‡##	(AA-, Aa2)	07/18/08	5.341	300,000,000
170,000	HSH Nordbank AG, Rule 144A, Notes‡##	(AA-, Aa1)	07/22/08	5.380	170,066,806
40,000	Intesa Bank Ireland PLC, Series BKNT, Bank Guaranteed Notes##	(AA-, Aa2)	07/24/08	5.320	40,000,000
175,000	Lloyds TSB Group PLC, Notes##	(AA-, Aa1)	06/06/08	5.320	175,000,000
75,000	Natixis, Rule 144A, Secured Notes‡##	(AA, Aa2)	06/09/08	5.347	75,000,000
97,500	Natixis, Rule 144A, Yankee Bonds‡##	(AA, Aa3)	07/15/08	5.330	97,517,484
152,000	Royal Bank of Canada NY, Series MTN, Notes##	(AA-, Aaa)	07/31/08	5.310	152,000,000
450,000	Royal Bank of Canada, Rule 144A, Notes‡##	(AA-, Aaa)	07/03/08	5.290	450,000,000
250,000	Svenska Handelsbanken AB, Rule 144A, Notes‡##	(AA-, Aa1)	07/11/08	5.290	250,000,000
100,000	Svenska Handelsbanken NY, Series MTN, Notes##	(AA-, Aa1)	07/18/08	5.290	100,000,000
10,000	Unicredito Italiano Bank PLC, Company Guaranteed Notes##	(A+, A-1)	07/08/08	5.340	10,000,000
					2,949,626,486

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE OBLIGATIONS
Finance (38.0%)
$75,000	AIG Matched Funding Corp., Rule 144A, Senior Unsecured Notes‡##	(AA, Aa2)	06/20/08	5.360	$75,015,918
15,000	Allstate Life Global Funding II, Series MTN, Notes##	(AA, Aa2)	01/25/08	5.320	15,000,000
18,000	Allstate Life Global Funding II, Series MTN, Notes##	(AA, Aa2)	04/14/08	5.436	18,014,239
285,000	Allstate Life Global Funding II, Series MTN, Notes##	(AA, Aa2)	07/03/08	5.290	285,000,000
46,000	Allstate Life Global Funding II, Series MTN, Notes##	(AA, Aa2)	07/15/08	5.360	46,017,332
225,000	Allstate Life Global Funding Trust, Series MTN, Notes##	(AA, Aa2)	06/30/08	5.360	225,051,538
50,000	Atlas Capital Funding Corp., Series MTN, Notes##	(AAA, Aaa)	07/16/07	5.310	50,000,000
50,000	Atlas Capital Funding Corp., Series MTN, Notes##	(AAA, Aaa)	07/16/07	5.336	50,000,000
87,000	Atlas Capital Funding Corp., Series MTN, Notes##	(AAA, Aaa)	10/18/07	5.349	87,000,000
87,500	Atlas Capital Funding Corp., Series MTN, Notes##	(AAA, Aaa)	05/12/08	5.310	87,500,000
50,000	Axon Financial Funding LLC, Series MTN, Notes	(AAA, Aaa)	05/20/08	5.350	50,000,000
80,000	Axon Financial Funding LLC, Series MTN, Notes##	(AAA, Aaa)	05/27/08	5.350	79,984,916
150,000	Axon Financial Funding LLC, Series MTN, Notes	(AAA, Aaa)	05/27/08	5.350	150,000,000
92,500	Axon Financial Funding LLC, Series MTN, Notes##	(AAA, Aaa)	06/05/08	5.415	92,500,000
100,000	Axon Financial Funding LLC, Series MTN, Notes##	(AAA, Aaa)	06/16/08	5.350	99,981,105
200,000	Axon Financial Funding LLC, Series MTN, Notes##	(AAA, Aaa)	06/20/08	5.310	199,982,071
92,500	Axon Financial Funding LLC, Series MTN, Notes	(AAA, Aaa)	07/07/08	5.415	92,490,981
200,000	Axon Financial Funding LLC, Series MTN, Notes##	(AAA, Aaa)	07/18/08	5.350	199,980,308
125,000	Berkshire Hathaway, Inc., Class A, Senior Notes	(AAA, Aaa)	11/15/07	5.659	125,100,023
90,000	BNP Paribas, Rule 144A, Notes‡##	(AA, Aa1)	05/19/08	5.350	90,002,287
32,700	BNP Paribas, Rule 144A, Guaranteed Notes‡##	(AA, Aa1)	07/25/08	5.310	32,700,726
300,000	BNP Paribas, Series MTN, Notes##	(AA, Aa1)	05/07/08	5.326	300,000,000
100,000	Cheyne Finance LLC, Series MTN, Notes##	(AAA, Aaa)	11/15/07	5.313	99,989,866
100,000	Cheyne Finance LLC, Series MTN, Notes##	(AAA, Aaa)	11/20/07	5.323	99,993,391
100,000	Cheyne Finance LLC, Series MTN, Notes##	(AAA, Aaa)	01/09/08	5.308	99,989,479
100,000	Cheyne Finance LLC, Series MTN, Notes##	(AAA, Aaa)	03/13/08	5.318	99,984,570

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE OBLIGATIONS
Finance
$200,000	Cheyne Finance LLC, Series MTN, Notes##	(AAA, Aaa)	03/17/08	5.285	$199,971,739
50,000	Cheyne Finance LLC, Series MTN, Notes##	(AAA, Aaa)	03/17/08	5.315	49,991,395
50,000	Cheyne Finance LLC, Series MTN, Notes##	(AAA, Aaa)	05/20/08	5.320	49,991,296
75,000	Cheyne Finance LLC, Series MTN, Notes##	(AAA, Aaa)	05/27/08	5.320	74,986,853
30,000	CIT Group, Inc., Series MTN, Global Senior Unsecured Notes##	(A, A2)	08/24/07	5.430	30,003,610
50,000	Counts Series 2007-1, Rule 144A, Secured Notes‡##	(A-1+, P-1)	02/06/08	5.376	50,000,000
450,000	Cullinan Finance Corp., Series MTN, Notes##	(AAA, Aaa)	12/07/07	5.320	449,971,380
90,000	Cullinan Finance Corp., Series MTN, Notes##	(AAA, Aaa)	12/11/07	5.320	89,991,279
50,000	Cullinan Finance Corp., Series MTN, Notes##	(AAA, Aaa)	02/11/08	5.338	50,000,435
240,000	Cullinan Finance Corp., Series MTN, Notes	(AAA, Aaa)	04/21/08	5.360	240,000,000
78,000	Five Finance, Inc., Series MTN, Notes##	(AAA, Aaa)	09/13/07	5.330	77,998,031
75,000	General Electric Capital Corp., Series MTN, Notes##	(AAA, Aaa)	07/23/08	5.280	75,000,000
500,000	General Electric Capital Corp., Series MTNA, Global Notes##	(AAA, Aaa)	01/15/08	5.406	500,223,983
21,250	General Electric Capital Corp., Series MTNA, Global Notes##	(AAA, Aaa)	05/19/08	5.410	21,264,659
100,000	Genworth Life Institutional Funding, Series EXT, Secured Notes##	(AA-, Aa3)	02/11/08	5.310	100,000,000
250,000	Goldman Sachs Promissory Note##	(AAA, Aaa)	10/09/07	5.340	250,000,000
86,000	Harrier Finance Funding LLC, Series MTN, Notes##	(AAA, Aaa)	09/10/07	5.300	85,999,413
100,000	Harrier Finance Funding LLC, Series MTN, Notes##	(AAA, Aaa)	11/09/07	5.285	99,990,834
57,317	John Deere Owner Trust, Series 2007-A, Class A1##	(A-1+, P-1)	05/15/08	5.330	57,316,866
50,000	MBNA Europe Funding PLC, Rule 144A, Bank Guaranteed Notes‡##	(AA+, Aaa)	09/07/07	5.460	50,009,177
400,000	Merrill Lynch & Company, Inc. Promissory Note##	(A-1+, P-1)	02/19/08	5.370	400,000,000
50,000	Merrill Lynch & Company, Inc., Series MTN, Global Notes##	(AA-, Aa3)	07/23/08	5.300	50,000,000
119,000	Merrill Lynch & Company, Inc., Series MTN5, Notes##	(AA-, Aa3)	07/11/07	5.570	119,008,683
300,000	Metropolitan Life Global Funding I, Rule 144A, Bonds‡##	(AA, Aa2)	07/21/08	5.310	300,000,000
75,000	Monument Global 2007-F, Rule 144A, Notes‡##	(AA, Aa3)	03/20/08	5.340	75,000,000
50,000	Monumental Global Funding II, Bonds##	(AA, Aa3)	12/20/07	5.340	50,000,000
15,550	Nationwide Life Global Funding I, Rule 144A, Notes‡##	(AA-, Aa3)	09/28/07	5.450	15,553,802
75,000	Pacific Life Global Funding, Rule 144A, Notes‡##	(AA, Aa3)	07/11/08	5.370	75,048,671
140,000	Pacific Life Global Funding, Series MTN, Notes##	(AA, Aa3)	05/09/08	5.337	140,000,000

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE OBLIGATIONS
Finance
$150,000	Sedna Finance, Inc., Series MTN, Notes##	(AAA, Aaa)	11/15/07	5.330	$149,994,370
150,000	Sedna Finance, Inc., Series MTN, Notes##	(AAA, Aaa)	11/28/07	5.330	149,993,836
200,000	Sedna Finance, Inc., Series MTN, Notes##	(AAA, Aaa)	11/29/07	5.330	199,991,726
125,000	Sigma Finance, Inc., Series MTN, Company Guaranteed Notes##	(AAA, Aaa)	10/16/07	5.320	124,995,842
100,000	Sigma Finance, Inc., Series MTN, Company Guaranteed Notes##	(AAA, Aaa)	12/14/07	5.325	99,996,592
150,000	Sigma Finance, Inc., Series MTN, Notes##	(AAA, Aaa)	08/16/07	5.330	149,999,097
150,000	Sigma Finance, Inc., Series MTN1, Company Guaranteed Notes##	(AAA, Aaa)	01/15/08	5.320	149,995,920
100,000	Stanfield Victoria Funding LLC, Series MTN, Notes##	(AAA, Aaa)	02/01/08	5.315	99,988,410
200,000	Stanfield Victoria LLC, Series MTN, Notes##	(AAA, Aaa)	08/28/07	5.320	199,993,483
150,000	Stanfield Victoria LLC, Series MTN, Notes##	(AAA, Aaa)	12/03/07	5.340	149,987,330
15,000	Stanfield Victoria LLC, Series MTN, Notes##	(AAA, Aaa)	07/24/08	5.310	15,000,000
83,000	Tango Finance Corp., Series MTN, Notes##	(AAA, Aaa)	08/24/07	5.340	82,999,225
50,000	Theta Corp., Series MTN, Notes##	(AAA, Aaa)	10/09/07	5.360	50,000,000
50,000	Theta Corp., Series MTN, Notes##	(AAA, Aaa)	10/16/07	5.366	50,000,000
50,000	Theta Corp., Series MTN, Notes	(AAA, Aaa)	02/01/08	5.420	50,000,000
90,000	Whistlejacket Capital, Ltd., Series MTN, Notes	(AAA, Aaa)	09/10/07	5.365	89,997,388
50,000	Whistlejacket Capital, Ltd., Series MTN, Notes##	(AAA, Aaa)	11/20/07	5.315	49,995,514
50,000	Whistlejacket Capital, Ltd., Series MTN, Notes##	(AAA, Aaa)	11/20/07	5.318	49,995,623
50,000	White Pine Finance LLC, Series MTN, Notes##	(AAA, Aaa)	05/15/08	5.320	49,991,402
					8,641,516,614
Mortgage Backed Securities (9.1%)
130,000	Aire Valley Mortgages, Series 2007-1A, Class 1A1##	(AAA, Aaa)	07/20/07	5.316	130,000,000
306,000	Brunel Residential Mortgage Securities, Series 2007-1A, Class A3##	(AAA, Aaa)	07/13/07	5.310	306,000,779
150,000	Granite Master Issuer PLC, Series 2007-2, Class 4A1##	(AAA, Aaa)	07/17/07	5.300	150,000,000
150,000	Holmes Master Issuer PLC, Series 2006-1A, Class 1A##	(A-1+, P-1)	07/15/07	5.300	150,000,000
125,000	Holmes Master Issuer PLC, Series 2007-1, Class 1A1##	(A-1+, P-1)	03/15/08	5.300	125,000,000
181,588	Interstar Millennium Trust, Series 2006-2GA, Class A1##	(A-1+, P-1)	07/27/07	5.300	181,588,281
32,278	Paragon Mortgages PLC, Series 11A, Class A1##	(AAA, Aaa)	07/15/07	5.310	32,278,144
357,538	Paragon Mortgages PLC, Series 12A, Class A1##	(AAA, Aaa)	07/15/07	5.310	357,538,200

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Schedule of Investments (continued)

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE OBLIGATIONS
Mortgage Backed Securities
$48,073	Paragon Mortgages PLC, Series 13A, Class A1##	(AAA, Aaa)	07/15/07	5.310	$48,072,795
235,000	Paragon Mortgages PLC, Series 14A, Class A1##	(AAA, Aaa)	07/15/07	5.320	235,000,000
250,000	Pendeford Master Issuer PLC, Series 2007-1A, Class 1A##	(A-1+, P-1)	02/12/08	5.310	250,000,000
100,000	Permanent Master Issuer PLC, Series 2007-1, Class 1A##	(A-1+, P-1)	01/15/08	5.300	100,000,000
					2,065,478,199
TOTAL CORPORATE OBLIGATIONS (Cost $13,896,388,059)					13,896,388,059
TIME DEPOSIT (2.8%)
650,000	Dresdner Bank Grand Cayman (Cost $650,000,000)	(A-1, P-1)	07/02/07	5.375	650,000,000
REPURCHASE AGREEMENT (1.0%)
227,440	Morgan Stanley Tri Party Repo (Agreement dated 6/29/07, to be repurchased at $227,541,400, collateralized by $231,915,000 Fannie Mae Notes, from 5.70% to 6.00% due 4/28/16 to 10/05/21. Market Value of collateral is $232,574,461) (Cost $227,440,000)	(A-1+, P-1)	07/02/07	5.350	227,440,000
TOTAL INVESTMENTS AT VALUE (100.8%) (Cost $22,929,221,501)					22,929,221,501
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.8%)					(177,846,478)
	NET ASSETS (100.0%)				$22,751,375,023

Average Weighted Maturity — 43 days

INVESTMENT ABBREVIATIONS

BKNT = Bank Note

MTN = Medium Term Note

MTNA = Medium Term Note, Series A

MTN1 = Medium Term Note, Series 1

MTN5 = Medium Term Note, Series 5

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to a value of $2,850,914,871 or 12.5% of net assets.

##  Variable rate obligation — The interest rate is as of June 30, 2007 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Schedule of Investments

June 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (44.1%)
$2,000	Fannie Mae	(AAA, Aaa)	11/30/07	3.650	$1,986,909
4,980	Fannie Mae	(AAA, Aaa)	12/03/07	5.250	4,979,248
1,000	Fannie Mae Discount Notes	(AAA, Aaa)	07/27/07	5.120	996,342
2,000	Fannie Mae Discount Notes	(AAA, Aaa)	05/30/08	4.963	1,907,037
3,000	Federal Home Loan Bank	(AAA, Aaa)	10/03/07	5.250	2,999,699
5,000	Federal Home Loan Bank##	(AAA, Aaa)	01/10/08	5.190	4,999,194
2,858	Freddie Mac	(AAA, Aaa)	11/15/07	3.550	2,839,989
2,000	Freddie Mac Discount Notes##	(AAA, Aaa)	07/06/07	5.215	1,999,999
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	08/03/07	5.070	1,990,815
3,000	Freddie Mac Discount Notes	(AAA, Aaa)	08/16/07	5.140	2,980,795
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	08/21/07	4.990	1,985,775
6,000	Freddie Mac Discount Notes##	(AAA, Aaa)	09/17/07	5.215	5,999,925
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	09/18/07	5.100	1,977,963
2,000	Freddie Mac Discount Notes	(AAA, Aaa)	10/16/07	5.217	1,970,278
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $39,613,968)					39,613,968
REPURCHASE AGREEMENT (55.7%)
50,131	Morgan Stanley Tri Party Repo (Agreement dated 6/29/07, to be repurchased at $50,153,350, collateralized by $52,025,000 Fannie Mae Notes, from 0.00% to 6.00% due 1/15/10 to 4/28/16. Market Value of collateral is $51,602,235) (Cost $50,131,000)	(A-1+, P-1)	07/02/07	5.350	50,131,000
TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $89,744,968)					89,744,968
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)					180,209
NET ASSETS (100.0%)					$89,925,177

Average Weighted Maturity — 43 days

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

##  Variable rate obligation — The interest rate is as of June 30, 2007 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc.

Statements of Assets and Liabilities

June 30, 2007 (unaudited)

	Prime Portfolio	Government Portfolio
Assets
Investments at value (Cost $22,701,781,501 and $39,613,968, respectively) (Note 2)	$22,701,781,501	$39,613,968
Repurchase agreement at value (cost $227,440,000 and $50,131,000, respectively) (Note 2)	227,440,000	50,131,000
Cash	875	681
Interest receivable	91,240,883	189,178
Receivable for portfolio shares sold	1,373,350	—
Prepaid expenses	309,336	13,082
Total Assets	23,022,145,945	89,947,909
Liabilities
Advisory fee payable (Note 3)	1,437,575	5,654
Administrative services fee payable (Note 3)	560,340	2,460
Distribution fee payable (Note 3)	41,176	4,676
Payable for investments purchased	250,000,000	—
Dividends payable	14,460,971	—
Payable for portfolio shares redeemed	4,121,542	—
Other accrued expenses payable	149,318	9,942
Total Liabilities	270,770,922	22,732
Net Assets
Capital stock, $0.001 par value (Note 4)	22,751,439	89,925
Paid-in capital (Note 4)	22,728,687,583	89,835,101
Accumulated net realized gain (loss) on investments	(63,999)	151
Net Assets	$22,751,375,023	$89,925,177
A Shares
Net assets	$22,441,295,295	$42,656,814
Shares outstanding	22,441,403,401	42,656,577
Net asset value, offering price, and redemption price per share	$1.00	$1.00
B Shares
Net assets	$183,981,032	$39,684,916
Shares outstanding	183,939,650	39,685,477
Net asset value, offering price, and redemption price per share	$1.00	$1.00
C Shares
Net assets	$126,098,696	$7,583,447
Shares outstanding	126,095,970	7,583,001
Net asset value, offering price, and redemption price per share	$1.00	$1.00

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc.

Statements of Operations

For the Six Months Ended June 30, 2007 (unaudited)

	Prime Portfolio	Government Portfolio
Interest Income (Note 2)	$524,246,995	$2,423,642
Expenses
Investment advisory fees (Note 3)	19,471,067	91,790
Administrative services fees (Note 3)	2,656,393	13,435
Distribution fees (Note 3)
Class B	94,154	12,077
Class C	144,963	10,210
Custodian fees	319,574	4,965
Audit and tax fees	44,499	9,843
Insurance expense	36,768	1,492
S&P rating fees	28,665	—
Transfer agent fees	26,901	923
Legal fees	13,215	16,051
Printing fees (Note 3)	7,719	7,256
Directors' fees	7,697	7,700
Registration fees	(781,240)	33,105
Miscellaneous expense	31,335	328
Total expenses	22,101,710	209,175
Less: fees waived and expenses reimbursed (Note 3)	(12,127,059)	(95,098)
Net expenses	9,974,651	114,077
Net investment income	514,272,344	2,309,565
Net Realized Gain (Loss) from Investments	(27,198)	129
Net increase in net assets resulting from operations	$514,245,146	$2,309,694

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc.

Statements of Changes in Net Assets

	Prime Portfolio		Government Portfolio
	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
From Operations
Net investment income	$514,272,344	$296,054,914	$2,309,565	$3,850,070
Net realized gain (loss) from investments	(27,198)	51,193	129	633
Net increase in net assets resulting from operations	514,245,146	296,106,107	2,309,694	3,850,703
From Dividends
Dividends from net investment income
Class A shares	(506,474,452)	(281,460,781)	(1,510,699)	(2,395,714)
Class B shares	(4,878,929)	(10,442,288)	(601,639)	(1,091,851)
Class C shares	(2,918,963)	(4,151,845)	(197,227)	(362,505)
Net decrease in net assets resulting from dividends	(514,272,344)	(296,054,914)	(2,309,565)	(3,850,070)
From Capital Share Transactions (Note 4)
Proceeds from sale of shares	99,793,762,042	70,187,047,861	199,388,270	324,868,685
Reinvestment of dividends	417,474,621	221,322,884	2,238,120	3,840,512
Net asset value of shares redeemed	(92,720,947,738)	(56,214,324,901)	(224,209,302)	(259,677,583)
Net increase (decrease) in net assets from capital share transactions	7,490,288,925	14,194,045,844	(22,582,912)	69,031,614
Net increase (decrease) in net assets	7,490,261,727	14,194,097,037	(22,582,783)	69,032,247
Net Assets
Beginning of period	15,261,113,296	1,067,016,259	112,507,960	43,475,713
End of period	$22,751,375,023	$15,261,113,296	$89,925,177	$112,507,960

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Financial Highlights

(For a Class A Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0262	0.0500	0.0311	0.0122	0.0105	0.0162
LESS DIVIDENDS
Dividends from net investment income	(0.0262)	(0.0500)	(0.0311)	(0.0122)	(0.0105)	(0.0162)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	2.65%	5.12%	3.15%	1.22%	1.06%	1.63%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$22,441,295	$14,950,638	$729,578	$228,764	$184,178	$213,837
Ratio of expenses to average net assets	0.10%[2]	0.10%	0.13%	0.20%	0.20%	0.18%
Ratio of net investment income to average net assets	5.28%[2]	5.22%	3.32%	1.27%	1.07%	1.62%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.13%[2]	0.18%	0.18%	0.11%	0.10%	0.17%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Financial Highlights

(For a Class B Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0257	0.0490	0.0301	0.0112	0.0095	0.0152
LESS DIVIDENDS
Dividends from net investment income	(0.0257)	(0.0490)	(0.0301)	(0.0112)	(0.0095)	(0.0152)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	2.60%	5.01%	3.05%	1.12%	0.95%	1.53%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$183,981	$205,406	$261,970	$330,167	$344,396	$537,501
Ratio of expenses to average net assets	0.20%[2]	0.20%	0.23%	0.30%	0.30%	0.28%
Ratio of net investment income to average net assets	5.18%[2]	4.90%	3.22%	1.17%	0.97%	1.52%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.13%[2]	0.18%	0.18%	0.11%	0.10%	0.12%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Prime Portfolio

Financial Highlights

(For a Class C Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31,
	(unaudited)	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0250	0.0475	0.0286	0.0097	0.0080	0.0137
LESS DIVIDENDS
Dividends from net investment income	(0.0250)	(0.0475)	(0.0286)	(0.0097)	(0.0080)	(0.0137)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[1]	2.52%	4.86%	2.90%	0.97%	0.80%	1.38%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$126,099	$105,070	$75,468	$73,975	$93,410	$100,022
Ratio of expenses to average net assets	0.35%[2]	0.35%	0.38%	0.45%	0.45%	0.43%
Ratio of net investment income to average net assets	5.03%[2]	4.78%	3.07%	1.02%	0.82%	1.37%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.13%[2]	0.18%	0.18%	0.11%	0.10%	0.12%

1  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

2  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Financial Highlights

(For a Class A Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31,
	(unaudited)	2006	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0252	0.0478	0.0294	0.0119	0.0107	0.0178
LESS DIVIDENDS
Dividends from net investment income	(0.0252)	(0.0478)	(0.0294)	(0.0119)	(0.0107)	(0.0178)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[2]	2.54%	4.89%	2.98%	1.20%	1.07%	1.80%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$42,657	$82,301	$11,406	$30,073	$42,619	$82,938
Ratio of expenses to average net assets	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.18%[3]
Ratio of net investment income to average net assets	5.08%[3]	4.96%	2.88%	1.13%	1.06%	1.55%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.21%[3]	0.24%	0.27%	0.18%	0.18%	0.31%[3]

1  For the period January 25, 2002 (inception date) through December 31, 2002.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Financial Highlights

(For a Class B Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31,
	(unaudited)	2006	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0247	0.0468	0.0284	0.0110	0.0097	0.0169
LESS DIVIDENDS
Dividends from net investment income	(0.0247)	(0.0468)	(0.0284)	(0.0110)	(0.0097)	(0.0169)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[2]	2.49%	4.79%	2.88%	1.10%	0.97%	1.71%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$39,685	$22,745	$23,497	$73,289	$92,476	$75,169
Ratio of expenses to average net assets	0.30%[3]	0.30%	0.30%	0.30%	0.30%	0.28%[3]
Ratio of net investment income to average net assets	4.98%[3]	4.69%	2.78%	1.03%	0.96%	1.46%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.21%[3]	0.29%	0.27%	0.18%	0.18%	0.16%[3]

1  For the period January 25, 2002 (inception date) through December 31, 2002.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc. — Government Portfolio

Financial Highlights

(For a Class C Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31,
	(unaudited)	2006	2005	2004	2003	2002[1]
Per share data
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
INVESTMENT OPERATIONS
Net investment income	0.0239	0.0453	0.0269	0.0095	0.0082	0.0155
LESS DIVIDENDS
Dividends from net investment income	(0.0239)	(0.0453)	(0.0269)	(0.0095)	(0.0082)	(0.0155)
Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total return[2]	2.42%	4.63%	2.73%	0.95%	0.82%	1.56%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$7,583	$7,462	$8,573	$12,894	$22,874	$22,578
Ratio of expenses to average net assets	0.45%[3]	0.45%	0.45%	0.45%	0.45%	0.42%[3]
Ratio of net investment income to average net assets	4.83%[3]	4.53%	2.63%	0.88%	0.81%	1.31%[3]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.21%[3]	0.30%	0.27%	0.18%	0.18%	0.15%[3]

1  For the period January 25, 2002 (inception date) through December 31, 2002.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

3  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Institutional Money Market Fund, Inc.

Notes to Financial Statements

June 30, 2007 (unaudited)

Note 1. Organization

The Credit Suisse Institutional Money Market Fund, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended, ("the 1940 Act"). The Fund currently offers two managed investment portfolios, the Prime Portfolio and Government Portfolio (each a "Portfolio" and collectively, the "Portfolios"), which are contained in this report. The Fund was incorporated under the laws of the State of Maryland on August 17, 2001.

The investment objective of each Portfolio is high current income, consistent with liquidity and stability of principal.

Each Portfolio offers three classes of shares: Class A shares, Class B shares and Class C shares. Each class of shares in each Portfolio represents an equal pro rata interest in the Portfolio, except that they bear different expenses, which reflect the difference in the range of services provided to them.

Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Portfolio to maintain a stable net asset value of $1.00 per share. Each Portfolio has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of each Portfolio is determined at 12:00 noon eastern time, as of the close of regular trading on the New York Stock Exchange, Inc. (normally 4:00 p.m. eastern time) and at 5:00 p.m. eastern time each day each Portfolio is open for business. Each Portfolio's investments are valued under the amortized cost method, which has been determined by the Portfolios' Board of Directors to represent the fair value of the Portfolios' investments. Amortized cost involves valuing a Portfolio's holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize each Portfolio's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

Credit Suisse Institutional Money Market Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 2. Significant Accounting Policies

B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually, although the Portfolios may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal income taxes as it is each Portfolio's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

E) REPURCHASE AGREEMENTS — Each Portfolio may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Credit Suisse Institutional Money Market Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management, LLC ("Credit Suisse") serves as investment adviser for the Portfolios. For its investment advisory services, Credit Suisse is entitled to receive a fee from each Portfolio at an annual rate of 0.20% of each Portfolio's average daily net assets. For the six months ended June 30, 2007, investment advisory fees earned, voluntarily waived and expenses reimbursed were as follows:

Portfolio Gross	Advisory Fee	Net Waiver	Advisory Fee	Expense Reimbursement
Prime Portfolio	$19,471,067	$(12,127,059)	$7,344,008	$—
Government Portfolio	91,790	(91,790)	—	(3,308)

Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Portfolios. No compensation is payable by the Portfolios to CSAMSI for co-administrative services.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios administered by SSB and allocated based upon the relative average net assets of each fund/portfolio subject to an annual minimum fee. For the six months ended June 30, 2007, administrative services fees earned by SSB (including out-of-pocket expenses) were as follows:

Portfolio	Administrative Services Fee
Prime Portfolio	$2,656,393
Government Portfolio	13,435

Credit Suisse Asset Management Securities, Inc. ("CSAMSI") currently serves as distributor of each Portfolio's shares. Pursuant to distribution plans adopted by each Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is currently calculated at an annual rate of 0.10% of the average daily net assets of the Class B shares of each Portfolio, and at an annual rate of 0.25% of the average daily net assets of the Class C shares of each Portfolio. CSAMSI may use this fee to compensate service organizations for distribution services. Class A shares of each Portfolio do not bear distribution expenses.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by each Portfolio to provide certain financial printing and fulfillment

Credit Suisse Institutional Money Market Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

services. For the six months ended June 30, 2007, Merrill was paid for its services to the Portfolios as follows:

Portfolio	Amount
Prime Portfolio	$6,162
Government Portfolio	4,731

Note 4. Capital Share Transactions

The Fund is authorized to issue fifty-five billion full and fractional shares of capital stock, $.001 par value per share, of which fifty-one billion shares are designated Class A shares, two billion shares are designated Class B shares and two billion shares are designated Class C shares. Transactions in shares of each Portfolio were as follows:

	Prime Portfolio
	Class A
	For the Six Months Ended June 30, 2007 (unaudited)		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	99,336,277,167	$99,336,277,167	69,291,373,580	$69,291,373,580
Shares issued in reinvestment of dividends	409,940,173	409,940,173	206,947,117	206,947,117
Shares redeemed	(92,255,533,278)	(92,255,533,278)	(55,277,309,169)	(55,277,309,169)
Net increase	7,490,684,062	$7,490,684,062	14,221,011,528	$14,221,011,528
	Prime Portfolio
	Class B
	For the Six Months Ended June 30, 2007 (unaudited)		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	364,727,287	$364,727,287	744,996,118	$744,996,118
Shares issued in reinvestment of dividends	4,615,446	4,615,446	10,225,497	10,225,497
Shares redeemed	(390,766,973)	(390,766,973)	(811,788,224)	(811,788,224)
Net decrease	(21,424,240)	$(21,424,240)	(56,566,609)	$(56,566,609)
	Prime Portfolio
	Class C
	For the Six Months Ended June 30, 2007 (unaudited)		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	92,757,588	$92,757,588	150,678,163	$150,678,163
Shares issued in reinvestment of dividends	2,919,002	2,919,002	4,150,270	4,150,270
Shares redeemed	(74,647,487)	(74,647,487)	(125,227,508)	(125,227,508)
Net increase	21,029,103	$21,029,103	29,600,925	$29,600,925

Credit Suisse Institutional Money Market Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 4. Capital Share Transactions

	Government Portfolio
	Class A
	For the Six Months Ended June 30, 2007 (unaudited)		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	126,166,025	$126,166,025	200,354,579	$200,354,579
Shares issued in reinvestment of dividends	1,439,256	1,439,256	2,390,252	2,390,252
Shares redeemed	(167,249,500)	(167,249,500)	(131,849,955)	(131,849,955)
Net increase (decrease)	(39,644,219)	$(39,644,219)	70,894,876	$70,894,876
	Government Portfolio
	Class B
	For the Six Months Ended June 30, 2007 (unaudited)		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	60,588,299	$60,588,299	93,065,535	$93,065,535
Shares issued in reinvestment of dividends	601,647	601,647	1,089,452	1,089,452
Shares redeemed	(44,249,734)	(44,249,734)	(94,907,772)	(94,907,772)
Net increase (decrease)	16,940,212	$16,940,212	(752,785)	$(752,785)
	Government Portfolio
	Class C
	For the Six Months Ended June 30, 2007 (unaudited)		For the Year Ended December 31, 2006
	Shares	Value	Shares	Value
Shares sold	12,633,946	$12,633,946	31,448,571	$31,448,571
Shares issued in reinvestment of dividends	197,217	197,217	360,808	360,808
Shares redeemed	(12,710,068)	(12,710,068)	(32,919,856)	(32,919,856)
Net increase (decrease)	121,095	$121,095	(1,110,477)	$(1,110,477)

On June 30, 2007, the number of shareholders that held 5% or more of the outstanding shares of each class of the Portfolios was as follows:

Portfolio	Number of Shareholders	Approximate Percentage of Outstanding Shares
Prime Portfolio
Class A	2	46%
Class B	2	100%
Class C	1	100%
Government Portfolio
Class A	1	100%
Class B	1	100%
Class C	1	100%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Credit Suisse Institutional Money Market Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2007 (unaudited)

Note 5. Contingencies

In the normal course of business, the Portfolios may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 6. Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"), an interpretation of FASB Statement No. 109. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the accounting and disclosure of tax positions taken or expected to be taken in the course of preparing the Portfolios' tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management adopted FIN 48 on June 29, 2007. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implication of FAS 157 and its impact on the financial statements has not yet been determined.

Credit Suisse Institutional Money Market Fund, Inc.

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

•  Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

•  Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC ("Credit Suisse"), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse-sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of June 5, 2007.

Credit Suisse Institutional Money Market Fund, Inc.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how each Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that each Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-222-8977

•  On the Portfolios' website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

Each Portfolio files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Portfolios' Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

800-222-8977 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  INSTMM-SAR-0607

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

/s/ Keith M. Schappert
Name: Keith M. Schappert
Title: Chief Executive Officer
Date: September 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Keith M. Schappert
Name: Keith M. Schappert
Title: Chief Executive Officer
Date: September 4, 2007

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: September 4, 2007